UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000


May 27, 2005


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:   Adelante Funds
      (333-90085; 811-09679)

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company (the "Trust"), transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 7 to the Trust's registration statement on Form N-1A. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,



/s/ CONSTANCE DYE SHANNON
General Counsel